Schedule of currency exchange rates (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Exchange rate	7.1190	7.0176
Exchange rate,except balance sheet	7.1896	7.2043	7.0533